Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 7,396	$ 6,257	$ 6,278
Less net earnings (loss) attributable to noncontrolling interests	162	53	63
Net earnings (loss) attributable to the Company	7,234	6,204	6,215
Other comprehensive income (loss)
Investment securities	703	(369)	707
Currency translation adjustments	(325)	(563)	280
Cash flow hedges	278	455	354
Benefit plans	(214)	373	(173)
Other comprehensive income (loss)	442	(104)	1,168
Less: Other comprehensive income (loss) attributable to noncontrolling interests	(15)	(10)	12
Other comprehensive income attributable to Company	457	(94)	1,156
Comprehensive income	7,838	6,153	7,446
Less: Comprehensive income (loss) attributable to noncontrolling interests	147	43	75
Comprehensive income attributable to Company	$ 7,691	$ 6,110	$ 7,371